Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
Pursuant

to the Initial Public Offering and the exercise of underwriters’ Over-Allotment option, the Company sold
23,000,000
Units at a purchase price of $
10.00
per Unit.
Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant.
Each whole Public Warrant entitles the holder to purchase
one
share of Class A ordinary shares at an exercise price of $
11.50
per share. On April 14, 2023, in Connection with the Meeting discussed in Note 1, holders of
18,281,946
Class A ordinary shares were redeemed, leaving
4,718,054
Clas
s A
ordinary shares remain outstanding.
Anchor Investors purchased an aggregate of $198.6 million of units in th
is offering at the offering price, and we have agreed to direct the underwriters to offer to each Anchor In vest
or up to such number of units and no more than 9.9% of the units in this offering per Anchor I nv
estor. Approximately 99.3% of the units sold in this offering were purchased by the Anchor Investors.

Note 3
—
Initial
Public Offering
Pursuant to the Initial Public Offering and the exercise of underwriters’ Over-Allotment option, the Company sold 23,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A ordinary shares and one-half
of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A ordinary shares at an exercise price of $11.50 per share.
Anchor
Investors purchased an aggregate of $198.6 million of units in this offering at the offering price, and we have agreed to direct the underwriters to offer to each Anchor Investor up to such number of units and no more than 9.9% of the units in this offering per Anchor Investor. Approximately 99.3% of the units sold in this offering were purchased by the Anchor
Investors.